SHARE CAPITAL - Dividends Paid And Declared (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Dividends paid	$ 53.0	$ 23.7
Dividends declared in respect of the year	$ 69.1	$ 28.8
Dividend paid (in USD per share)	$ 0.06	$ 0.03
Dividend declared in respect of the year (in USD per share)	$ 0.07	$ 0.03